Pensions and Other Postretirement Benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Change in plan assets:
Company contributions	$ 28.7	$ 8.6	$ 15.7
Canadian Defined Benefit Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	89.8	97.3
Fair value of plan assets at end of year	94.8	96.0
Funded status of the plans	5.0	(1.3)
Components of net periodic benefit cost:
Service cost	0.3	0.3
Interest cost	3.2	3.3
Expected return on plan assets	(4.7)	(5.4)
Amortization of net actuarial loss	1.1	0.8
Net periodic benefit cost	(0.1)	(1.0)
Change in plan assets:
Company contributions	3.1	3.3
Participant contributions	0.0	0.1
Benefits paid	(6.6)	(6.7)
Actual return on plan assets	10.2	(0.6)
Foreign currency translation adjustments	(7.9)	(4.2)
Canadian Other Postretirement Benefit Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	9.4	10.2
Fair value of plan assets at end of year	0.0	0.0
Funded status of the plans	(9.4)	(10.2)
Components of net periodic benefit cost:
Service cost	0.0	0.0
Interest cost	0.3	0.3
Expected return on plan assets	0.0	0.0
Amortization of net actuarial loss	0.0	0.0
Net periodic benefit cost	0.3	0.3
Change in plan assets:
Company contributions	0.5	0.6
Participant contributions	0.0	0.0
Benefits paid	(0.5)	(0.6)
Actual return on plan assets	0.0	0.0
Foreign currency translation adjustments	$ 0.0	$ 0.0